Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 102.40%
Australia: 2.27%
Aurizon Holdings Limited (Industrials, Road & rail)	48,411	$ 126,535
Dexus Property Group (Real estate, Equity REITs)	880,666	5,106,153
Downer EDI Limited (Industrials, Commercial services & supplies)	415,211	1,111,127
Pilbara Minerals Limited (Materials, Metals & mining) †	184,773	628,583
Rio Tinto Limited (Materials, Metals & mining)	58,774	5,274,217
South32 Limited (Materials, Metals & mining)	573,599	1,840,638
		14,087,253
Belgium: 2.60%
Ageas NV (Financials, Insurance)	131,649	6,427,363
Solvay SA (Materials, Chemicals)	83,250	9,701,247
		16,128,610
Bermuda: 0.07%
Bunge Limited (Consumer staples, Food products)	2,895	286,895
Kiniksa Pharmaceuticals Limited Class A (Health care, Biotechnology) †	12,041	174,113
		461,008
Canada: 5.70%
Arc Resources Limited (Energy, Oil, gas & consumable fuels)	628,100	7,298,054
Brookfield Corporation (Financials, Capital markets)	90,600	3,370,561
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	199,500	5,741,126
George Weston Limited (Consumer staples, Food & staples retailing)	10,500	1,350,784
Nutrien Limited (Materials, Chemicals)	126,100	10,438,280
Tourmaline Oil Corporation (Energy, Oil, gas & consumable fuels)	152,600	7,111,891
		35,310,696
Denmark: 0.07%
D/S Norden A/S (Industrials, Marine)	8,252	444,827
France: 3.55%
Engie SA (Utilities, Multi-utilities)	662,821	9,411,968
Korian (Health care, Health care equipment & supplies)	157,716	1,651,436
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	31,282	10,912,044
		21,975,448
Germany: 0.97%
Bayer AG (Health care, Pharmaceuticals)	96,624	6,014,355
Hong Kong: 4.66%
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	1,692,000	10,767,805
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	214,600	11,407,186
SITC International Holdings Incorporated (Industrials, Marine)	1,549,000	3,383,944
WH Group Limited (Consumer staples, Food products) 144A	5,405,000	3,328,747
		28,887,682
Ireland: 2.01%
Medtronic plc (Health care, Health care equipment & supplies)	148,816	12,454,411
Israel: 1.46%
ICL Group Limited (Materials, Chemicals)	1,141,247	9,061,085
See accompanying notes to portfolio of investments

Allspring Global Long/Short Equity Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Italy: 0.84%
Eni SpA (Energy, Oil, gas & consumable fuels)	338,096	$ 5,202,698
Japan: 10.70%
Japan Post Insurance Company Limited (Financials, Insurance)	13,200	235,487
Kansai Electric Power Company Incorporated (Utilities, Electric utilities)	59,200	569,332
Komatsu Limited (Industrials, Machinery)	157,500	3,870,477
Macnica Fuji Electronics Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	59,000	1,568,023
Mazda Motor Corporation (Consumer discretionary, Automobiles)	855,600	6,810,565
Mitsubishi Corporation (Industrials, Trading companies & distributors)	316,700	10,605,001
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	146,900	5,759,943
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	57,700	1,850,653
Nippon Steel Corporation (Materials, Metals & mining)	90,100	1,875,406
ORIX Corporation (Financials, Diversified financial services)	172,400	3,031,306
Sekisui Chemical Company Limited (Consumer discretionary, Household durables)	104,400	1,462,465
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	427,900	6,340,094
Sumitomo Corporation (Industrials, Trading companies & distributors)	925,700	16,616,249
The Hachijuni Bank Limited (Financials, Banks)	551,600	2,395,802
United Natural Foods Incorporated (Consumer staples, Food & staples retailing) †	79,613	3,313,493
		66,304,296
Mauritius: 0.21%
Golden Agri-Resources Limited (Consumer staples, Food products)	6,727,500	1,281,584
Netherlands: 1.46%
NN Group NV (Financials, Insurance)	28,755	1,249,349
OCI NV (Materials, Chemicals)	228,645	7,783,179
		9,032,528
Norway: 1.66%
Equinor ASA (Energy, Oil, gas & consumable fuels)	273,847	8,345,937
Yara International ASA (Materials, Chemicals)	43,673	1,940,447
		10,286,384
Singapore: 0.14%
Wilmar International Limited (Consumer staples, Food products)	272,800	848,141
Spain: 1.18%
Grifols SA (Health care, Biotechnology) †	554,461	7,339,982
Sweden: 0.46%
Atlas Copco AB Class B (Industrials, Machinery)	7,062	74,487
Volvo AB Class A (Industrials, Machinery)	133,483	2,772,939
		2,847,426
Switzerland: 0.49%
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	8,367	3,062,663
United Kingdom: 7.18%
Coca-Cola European Partners plc (Consumer staples, Beverages)	124,108	6,977,352
Glencore plc (Materials, Metals & mining)	1,144,739	7,666,182
GSK plc (Health care, Pharmaceuticals)	517,143	9,083,625
HSBC Holdings plc (Financials, Banks)	1,118,522	8,241,657
Liberty Global plc Class A (Communication services, Media) †	93,386	2,025,542
See accompanying notes to portfolio of investments

2  |  Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United Kingdom (continued)
Tesco plc (Consumer staples, Food & staples retailing)	590,275	$ 1,794,070
Vodafone Group plc (Communication services, Wireless telecommunication services)	7,543,654	8,703,964
		44,492,392
United States: 54.72%
AbbVie Incorporated (Health care, Biotechnology)	30,773	4,546,711
Adobe Incorporated (Information technology, Software) †	8,138	3,013,827
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	10,226	1,557,215
Albemarle Corporation (Materials, Chemicals)	4,311	1,213,331
Alphabet Incorporated Class A (Communication services, Interactive media & services) †	2,396	236,821
A-Mark Precious Metals Incorporated (Financials, Diversified financial services)	69,532	2,676,982
AMC Networks Incorporated Class A (Communication services, Media) †	163,510	3,026,570
American International Group Incorporated (Financials, Insurance)	23,531	1,487,630
Amgen Incorporated (Health care, Biotechnology)	12,038	3,038,391
Amneal Pharmaceuticals Incorporated (Health care, Pharmaceuticals) †	860,063	1,892,139
Apple Incorporated (Information technology, Technology hardware, storage & peripherals)	96,538	13,929,468
Archer Daniels Midland Company (Consumer staples, Food products)	101,526	8,411,429
Arrow Electronics Incorporated (Information technology, Electronic equipment, instruments & components) †	23,428	2,752,556
AT&T Incorporated (Communication services, Diversified telecommunication services)	606,749	12,359,477
Autodesk Incorporated (Information technology, Software) †	33,684	7,247,449
AutoZone Incorporated (Consumer discretionary, Specialty retail) †	190	463,382
Bank of New York Mellon Corporation (Financials, Capital markets)	76,769	3,882,208
Becton Dickinson & Company (Health care, Health care equipment & supplies)	45,509	11,478,280
Biogen Incorporated (Health care, Biotechnology) †	17,980	5,230,382
Bristol-Myers Squibb Company (Health care, Pharmaceuticals)	67,403	4,896,828
Broadcom Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,303	1,347,278
Cal-Maine Foods Incorporated (Consumer staples, Food products)	74,105	4,240,288
Catalyst Pharmaceuticals Incorporated (Health care, Biotechnology) †	135,918	2,105,370
CF Industries Holdings Incorporated (Materials, Chemicals)	78,171	6,621,084
Charter Communications Incorporated Class A (Communication services, Media) †	4,785	1,838,923
Chesapeake Energy Corporation (Energy, Oil, gas & consumable fuels)	13,963	1,210,871
Clearway Energy Incorporated Class A (Utilities, Independent power & renewable electricity producers)	83,722	2,683,290
Clearway Energy Incorporated Class C (Utilities, Independent power & renewable electricity producers)	75,550	2,552,835
Cognizant Technology Solutions Corporation Class A (Information technology, IT services)	68,392	4,565,166
Comstock Resources Incorporated (Energy, Oil, gas & consumable fuels)	215,640	2,620,026
Coterra Energy Incorporated (Energy, Oil, gas & consumable fuels)	275,819	6,903,750
Darling Ingredients Incorporated (Consumer staples, Food products) †	31,153	2,065,132
DISH Network Corporation Class A (Communication services, Media) †	280,899	4,042,137
Eagle Pharmaceuticals Incorporated (Health care, Biotechnology) †	89,563	3,039,768
EQT Corporation (Energy, Oil, gas & consumable fuels)	2,925	95,560
Expedia Group Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	19,935	2,278,571
Fidelity National Information Services Incorporated (Information technology, IT services)	100,866	7,568,985
Gilead Sciences Incorporated (Health care, Biotechnology)	157,636	13,231,966
Herbalife Nutrition Limited (Consumer staples, Personal products) †	19,232	337,906
HF Sinclair Corporation (Energy, Oil, gas & consumable fuels)	135,609	7,716,152
Holley Incorporated (Consumer discretionary, Auto components) †	317,085	1,049,551
Hubbell Incorporated (Industrials, Electrical equipment)	1,942	444,543
See accompanying notes to portfolio of investments

Allspring Global Long/Short Equity Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United States (continued)
Kimberly-Clark Corporation (Consumer staples, Household products)	50,978	$ 6,627,650
L3Harris Technologies Incorporated (Industrials, Aerospace & defense)	12,873	2,765,378
Lantheus Holdings Incorporated (Health care, Health care equipment & supplies) †	44,502	2,558,865
Ligand Pharmaceuticals Incorporated (Industrials, Electrical equipment)	43,416	3,026,095
Lincoln National Corporation (Financials, Insurance)	222,028	7,866,452
Lockheed Martin Corporation (Industrials, Aerospace & defense)	17,263	7,997,257
Lumen Technologies Incorporated (Communication services, Diversified telecommunication services)	866,655	4,549,939
Medical Properties Trust Incorporated (Real estate, Equity REITs)	329,521	4,267,297
Microsoft Corporation (Information technology, Software)	18,040	4,470,492
Molina Healthcare Incorporated (Health care, Health care providers & services) †	11,734	3,659,013
Netflix Incorporated (Communication services, Entertainment) †	8,558	3,028,334
Newell Rubbermaid Incorporated (Consumer discretionary, Household durables)	483,053	7,709,526
NRG Energy Incorporated (Utilities, Electric utilities)	2,032	69,535
PACCAR Incorporated (Industrials, Machinery)	102,389	11,192,142
Paramount Global Class B (Communication services, Media)	34,954	809,535
Pfizer Incorporated (Health care, Pharmaceuticals)	36,158	1,596,737
Public Storage Incorporated (Real estate, Equity REITs)	20,344	6,191,493
Salesforce.com Incorporated (Information technology, Software) †	14,741	2,476,046
Steel Dynamics Incorporated (Materials, Metals & mining)	63,855	7,703,467
Syneos Health Incorporated (Health care, Life sciences tools & services) †	36,947	1,327,136
The Kroger Company (Consumer staples, Food & staples retailing)	6,164	275,099
The Mosaic Company (Materials, Chemicals)	137,765	6,824,878
The Walt Disney Company (Communication services, Entertainment) †	13,454	1,459,624
The Western Union Company (Information technology, IT services)	557,910	7,905,585
Tyson Foods Incorporated Class A (Consumer staples, Food products)	85,963	5,652,067
Valero Energy Corporation (Energy, Oil, gas & consumable fuels)	35,877	5,023,856
Vanda Pharmaceuticals Incorporated (Health care, Biotechnology) †	252,366	1,938,171
VeriSign Incorporated (Information technology, IT services) †	45,130	9,840,597
Verizon Communications Incorporated (Communication services, Diversified telecommunication services)	294,959	12,261,446
Vertex Pharmaceuticals Incorporated (Health care, Biotechnology) †	23,693	7,655,208
Viatris Incorporated (Health care, Pharmaceuticals)	625,884	7,610,749
Vistra Energy Corporation (Utilities, Independent power & renewable electricity producers)	376,332	8,678,216
Walgreens Boots Alliance Incorporated (Consumer staples, Food & staples retailing)	60,465	2,228,740
		339,146,853
Total Common stocks (Cost $597,419,770)		634,670,322

	Dividend Yield
Preferred stocks: 0.20%
Germany: 0.20%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	14.64%	13,129	1,243,826
Total Preferred stocks (Cost $907,244)			1,243,826

Securities Sold Short: (17.03)%
Common stocks: (31.43)%
Australia: (3.47)%
Brainchip Holdings Limited (Information technology, Software) †	(4,672,762)	(2,112,993)
See accompanying notes to portfolio of investments

4  |  Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Australia (continued)
Chalice Minning Limited (Materials, Metals & mining) †	(247,706)	$ (1,141,947)
De Grey Mining Limited (Materials, Metals & mining) †	(4,066,378)	(4,309,118)
Ioneer Limited (Materials, Metals & mining) †	(4,476,476)	(1,377,543)
Paladin Energy Limited (Energy, Oil, gas & consumable fuels) †	(6,991,276)	(4,263,467)
Washington H. Soul Pattison & Company Limited (Energy, Oil, gas & consumable fuels)	(407,980)	(8,309,296)
		(21,514,364)
Canada: (2.30)%
Air Canada (Industrials, Airlines) †	(10,300)	(174,795)
Ballard Power Systems Incorporated (Industrials, Electrical equipment) †	(301,700)	(1,974,978)
Cameco Corp Common Stock (Energy, Oil, gas & consumable fuels)	(90,800)	(2,540,667)
Energy Fuels Incorporated (Energy, Oil, gas & consumable fuels) †	(375,400)	(2,767,783)
Nexgen Energy Limited (Energy, Oil, gas & consumable fuels) †	(761,200)	(3,672,845)
Shopify Incorporated Class A (Information technology, IT services) †	(63,000)	(3,104,663)
		(14,235,731)
Denmark: (0.00)%
Societe Generale (Financials, Consumer finance)	(7)	(1)
Societe Generale (Financials, Consumer finance)	(263)	(286)
		(287)
Finland: (0.66)%
Neste Oyj (Energy, Oil, gas & consumable fuels)	(85,678)	(4,095,604)
Italy: (0.70)%
Finecobank SpA (Financials, Banks)	(240,385)	(4,315,355)
Japan: (2.84)%
Cyberagent Incorporated (Consumer discretionary, Internet & direct marketing retail)	(781,100)	(7,304,808)
Makita Corporation (Industrials, Machinery)	(265,800)	(7,080,069)
Monotaro Company Limited (Industrials, Trading companies & distributors)	(5,900)	(89,375)
Nabtesco Corporation (Industrials, Machinery)	(106,500)	(3,118,160)
		(17,592,412)
Netherlands: (2.86)%
Argenx SE (Health care, Biotechnology) †	(5,286)	(2,013,366)
Ferrari NV (Consumer discretionary, Automobiles)	(34,167)	(8,537,792)
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	(152,421)	(7,177,247)
		(17,728,405)
Norway: (0.26)%
Gjensidige Forsikring ASA (Financials, Insurance)	(89,400)	(1,606,826)
Sweden: (0.73)%
Bure Equity AB (Financials, Diversified financial services)	(46,628)	(1,174,476)
Ligco AB Class B (Industrials, Industrial conglomerates)	(62,653)	(1,150,957)
Powercell Sweden AB (Industrials, Electrical equipment) †	(164,463)	(2,205,146)
		(4,530,579)
Switzerland: (1.25)%
Bachem Holding AG (Health care, Life sciences tools & services)	(87,963)	(7,778,906)
United Kingdom: (3.34)%
Cellnex Telecom SA (Communication services, Diversified telecommunication services) 144A	(133,465)	(5,230,224)
See accompanying notes to portfolio of investments

Allspring Global Long/Short Equity Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

		Shares	Value
United Kingdom (continued)
Ceres Power Holding plc (Industrials, Electrical equipment) †		(142,706)	$ (840,048)
ITM Power plc (Industrials, Electrical equipment) †		(571,569)	(716,367)
IWG plc (Real estate, Real estate management & development) †		(663,332)	(1,521,797)
Lucid Group Incorporated (Consumer discretionary, Automobiles) †		(54,500)	(637,105)
Ocado Group plc (Consumer staples, Food & staples retailing) †		(467,184)	(3,738,588)
Rolls Royce Holdings plc (Industrials, Aerospace & defense) †		(6,118,246)	(8,004,704)
			(20,688,833)
United States: (13.02)%
Affirm Holdings Incorporated (Information technology, IT services) †		(332,735)	(5,386,980)
Alcoa Corporation (Materials, Metals & mining)		(116,276)	(6,074,258)
American Express Company (Financials, Consumer finance)		(14,884)	(2,603,658)
Clean Energy Fuels Corporation (Energy, Oil, gas & consumable fuels) †		(319,495)	(1,808,342)
Doordash Incorporated (Consumer discretionary, Internet & direct marketing retail) †		(114,789)	(6,648,579)
Gevo Incorporated (Energy, Oil, gas & consumable fuels) †		(594,747)	(1,260,864)
Green Plains Renewable Energy Incorporated (Energy, Oil, gas & consumable fuels) †		(104,774)	(3,642,992)
Healthcare RealtyTrust Incorporated REIT (Real estate, Equity REITs)		(344,131)	(7,409,140)
Hess Corporation (Energy, Oil, gas & consumable fuels)		(2,777)	(416,994)
Hyliion Holdings Corporation (Industrials, Machinery) †		(269,031)	(963,131)
IONQ Incorporated (Information technology, Technology hardware, storage & peripherals) †		(289,052)	(1,283,391)
Nextdecade Corporation (Energy, Oil, gas & consumable fuels) †		(141,785)	(849,292)
Palantir Technologies Incorporated Class A (Information technology, Software) †		(351,349)	(2,733,495)
Plug Power Incorporated (Industrials, Electrical equipment) †		(137,654)	(2,342,871)
Rivian Automotive Incorporated Class A (Consumer discretionary, Automobiles) †		(353,623)	(6,860,286)
Targa Resources Corporation (Energy, Oil, gas & consumable fuels)		(73,271)	(5,496,790)
The Trade Desk Incorporated Class A (Information technology, Software) †		(92,210)	(4,675,047)
Toast Incorporated Class A (Information technology, IT services) †		(301,287)	(6,721,713)
Uranium Energy Corporation (Energy, Oil, gas & consumable fuels) †		(737,178)	(2,970,827)
Virgin Galatic Holdings Incorporated (Industrials, Aerospace & defense) †		(448,834)	(2,477,564)
Warby Parker Incorporated Class A (Consumer discretionary, Specialty retail) †		(154,447)	(2,494,319)
Wolfspeed Incorporated (Information technology, Semiconductors & semiconductor equipment) †		(12,091)	(931,128)
Wynn Resorts Limited (Consumer discretionary, Hotels, restaurants & leisure) †		(45,177)	(4,682,144)
			(80,733,805)
Short-term investments: 14.40%
United States: 14.40%
Allspring Government Money Market Fund Select Class (Investment companies, ) ♠∞		89,288,053	89,288,053
Total Securities Sold Short (Proceeds $(100,246,524))			(105,533,054)
Total investments in securities (excluding securities sold short (Cost $598,327,014))	102.60%		635,914,148
Total securities sold short	(17.03)		(105,533,054)
Other assets and liabilities, net	14.43		89,404,036
Total net assets	100.00%		$619,785,130

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

6  |  Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2023 (unaudited)
Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$281,703,251	$(192,415,198)	$0	$0	$89,288,053	89,288,053	$466,062
See accompanying notes to portfolio of investments

Allspring Global Long/Short Equity Fund  |  7

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund [Portfolio] makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

8  |  Allspring Global Long/Short Equity Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Global Long/Short Equity Fund  |  9

Notes to portfolio of investments—January 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$14,087,253	$0	$14,087,253
Belgium	0	16,128,610	0	16,128,610
Bermuda	461,008	0	0	461,008
Canada	35,310,696	0	0	35,310,696
Denmark	0	444,827	0	444,827
France	0	21,975,448	0	21,975,448
Germany	0	6,014,355	0	6,014,355
Hong Kong	0	28,887,682	0	28,887,682
Ireland	12,454,411	0	0	12,454,411
Israel	0	9,061,085	0	9,061,085
Italy	0	5,202,698	0	5,202,698
Japan	3,313,493	62,990,803	0	66,304,296
Mauritius	0	1,281,584	0	1,281,584
Netherlands	0	9,032,528	0	9,032,528
Norway	0	10,286,384	0	10,286,384
Singapore	0	848,141	0	848,141
Spain	0	7,339,982	0	7,339,982
Sweden	0	2,847,426	0	2,847,426
Switzerland	0	3,062,663	0	3,062,663
United Kingdom	9,002,894	35,489,498	0	44,492,392
United States	339,146,853	0	0	339,146,853
Preferred stocks
Germany	0	1,243,826	0	1,243,826
Short-term investments
Investment companies	89,288,053	0	0	89,288,053
Total assets	$488,977,408	$236,224,793	$0	$725,202,201
Liabilities
Securities sold short
Common stocks
Australia	$0	$21,514,364	$0	$21,514,364
Canada	14,235,731	0	0	14,235,731
Denmark	287	0	0	287
Finland	0	4,095,604	0	4,095,604
Italy	0	4,315,355	0	4,315,355
Japan	0	17,592,412	0	17,592,412
Netherlands	0	17,728,405	0	17,728,405
Norway	0	1,606,826	0	1,606,826
Sweden	0	4,530,579	0	4,530,579
Switzerland	0	7,778,906	0	7,778,906
United Kingdom	637,105	20,051,728	0	20,688,833
United States	80,733,805	0	0	80,733,805
Total liabilities	$95,606,928	$99,214,179	$0	$194,821,107
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the did not have any transfers into/out of Level 3.

10  |  Allspring Global Long/Short Equity Fund